Leases (Details Narrative) (10-K) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Lease expiration, description		The Company also leases office space in various locations with expiration dates between 2020 and 2027.		The Company also leases office space in various locations with expiration dates between 2016 and 2020.
Rent expense		$ 90,449	$ 70,219	$ 340,000	$ 260,000
Dallas Office [Member]
Lease expiration, description	The Company entered into a lease agreement for its Dallas office with expiration date 2027.